PROPERTY AND EQUIPMENT, NET - Schedule of composition of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost:	$ 191,914	$ 189,465
Less - accumulated depreciation	63,759	52,537
Depreciated cost	128,155	136,928
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost:	129,326	125,075
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost:	40,804	44,356
Internal use software
Property, Plant and Equipment [Line Items]
Cost:	12,974	11,119
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost:	8,521	8,645
Vehicles
Property, Plant and Equipment [Line Items]
Cost:	$ 289	$ 270